Employee Benefits - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Weighted average remaining maturity of defined benefit obligations	15 years 21 days	15 years 1 month 13 days